Other Receivables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables	$ 803	$ 686
Government Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables	414	641
Derivatives Designated As Hedging Instruments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables	292
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables	$ 97	$ 45